CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	December 31, 2020	December 31, 2019
Cash	$427,530	$164,470
Short-term investments	433,107	339,177
	$860,637	$503,647